Equipment - Schedule of Equipment (Details) - Computer Equipment [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equipment [Line Items]
Beginning balance	$ 5,487
Ending balance	11,096	5,487
Cost [Member]
Schedule of Equipment [Line Items]
Beginning balance	5,727
Additions	9,877	5,727
Ending balance	15,604	5,727
Accumulated Depreciation [Member]
Schedule of Equipment [Line Items]
Beginning balance	(240)
Charge for the year	(4,268)	(240)
Ending balance	$ (4,508)	$ (240)